Schedule of Investments (unaudited)	iShares® MSCI Global Gold Miners ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.8%
De Grey Mining Ltd.(a)(b)	4,828,274	$4,312,487
Newcrest Mining Ltd.	1,387,247	18,890,440
St. Barbara Ltd.(a)	1,279,902	535,973
West African Resources Ltd.(a)(b)	4,289,769	3,439,043
		27,177,943
Canada — 51.7%
Agnico Eagle Mines Ltd.	887,829	44,716,511
Alamos Gold Inc., Class A	1,028,817	9,973,441
B2Gold Corp.	2,772,884	9,667,937
Barrick Gold Corp.	3,517,637	57,400,388
Calibre Mining Corp.(a)	2,880,989	1,927,584
Centerra Gold Inc.	785,133	4,196,637
Eldorado Gold Corp.(a)	630,658	4,833,724
Equinox Gold Corp.(a)	1,101,659	3,881,994
IAMGOLD Corp.(a)	1,869,621	3,822,219
Kinross Gold Corp.	3,173,975	13,119,207
Lundin Gold Inc.	388,007	3,827,716
New Gold Inc.(a)	2,904,129	3,216,855
SSR Mining Inc.	557,903	8,452,636
Torex Gold Resources Inc.(a)	376,142	3,481,372
Wesdome Gold Mines Ltd.(a)	533,490	3,601,152
Wheaton Precious Metals Corp.	456,039	17,798,794
Yamana Gold Inc.	2,372,037	12,925,719
		206,843,886
China — 4.7%
Zijin Mining Group Co. Ltd., Class A	2,239,600	3,161,776
Zijin Mining Group Co. Ltd., Class H	11,832,000	15,704,193
		18,865,969
Indonesia — 1.0%
Aneka Tambang Tbk	31,410,100	4,000,220

Peru — 1.5%
Cia. de Minas Buenaventura SAA, ADR	707,261	5,771,250

Russia — 0.0%
Polymetal International PLC(a)(c)	822,891	135
Polyus PJSC(a)(c)	62,547	10
		145
Saudi Arabia — 4.5%
AngloGold Ashanti Ltd.	982,300	17,929,657
Security	Shares	Value

South Africa — 6.5%
DRDGOLD Ltd.	3,506,006	$2,241,618
Gold Fields Ltd.	1,608,133	17,856,582
Harmony Gold Mining Co. Ltd.	1,661,469	6,015,583
		26,113,783
Turkey — 1.4%
Koza Altin Isletmeleri AS(b)	272,898	5,444,776

United Kingdom — 1.8%
Centamin PLC	3,809,074	4,906,641
Hochschild Mining PLC	2,639,083	2,245,655
		7,152,296
United States — 20.0%
Coeur Mining Inc.(a)(b)	1,106,091	3,871,318
Newmont Corp.	1,604,046	76,144,064
		80,015,382
Total Long-Term Investments — 99.9%
(Cost: $481,158,076)	.	399,315,307

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	2,265,066	2,265,293
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	100,000	100,000

Total Short-Term Securities — 0.6%
(Cost: $2,364,366)		2,365,293

Total Investments — 100.5%
(Cost: $483,522,442)		401,680,600

Liabilities in Excess of Other Assets — (0.5)%		(1,920,767)
Net Assets — 100.0%		$399,759,833

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,922,895	$340,592	(a)	$—	$2,107	$(301)	$2,265,293	2,265,066	$19,927	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—	—	—	100,000	100,000	1,560		—
					$2,107	$(301)	$2,365,293		$21,487		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	6	12/15/22	$1,106	$16,610

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$292,630,518	$106,684,644	$145	$399,315,307
Money Market Funds	2,365,293	—	—	2,365,293
	$294,995,811	$106,684,644	$145	$401,680,600
Derivative financial instruments(a)
Assets
Futures Contracts	$16,610	$—	$—	$16,610

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
November 30, 2022

Portfolio Abbreviation

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company

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